As filed with the Securities and Exchange Commission on December 12, 2008

Registration No 333-153022

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

SEC File # 811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 1	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 224	☑

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-7286
(Depository’s Telephone Number, including Area Code)

Charlene Grant
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on December 15, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on _____________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be ______________________.

Title of securities being registered: interests in the Separate Account under Pacific Select Estate Preserver VI Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing fee: None

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
(Included in Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-08-001447, as filed on November 6, 2008, and incorporated by reference herein.)

Supplement Dated December 15, 2008 to:
Prospectuses Dated May 1, 2008 for Pacific Select Exec, Pacific Select Exec II, Pacific Select Exec
III, Pacific Select Choice, Pacific Select Accumulator, Pacific Select Performer 500, M’s Versatile
Product, and M’s Versatile Product VI Flexible Premium Variable Life Insurance Policies, and
Pacific Select Estate Preserver, Pacific Select Estate Preserver II, Pacific Select Estate
Preserver III, Pacific Select Estate Preserver IV, Pacific Select Estate Preserver V, and M’s
Versatile Product — Survivorship Last Survivor Flexible Premium Variable Life Insurance Policies,
and Pacific Select Estate Maximizer Modified Single Premium Variable Life Insurance Policy,
and
Prospectus Dated October 10, 2008 for M’s Versatile Product VII Flexible Premium Variable Life
Insurance Policy,
and
Prospectuses Dated November 6, 2008 for Pacific Select Estate Preserver VI and M’s Versatile
Product – Survivorship II Last Survivor Flexible Premium Variable Life Insurance Policies
(each a “Policy”) Issued by Pacific Life Insurance Company
You’ll find an explanation of what terms mean in your Policy prospectus or in the prospectuses for the Funds underlying the available Investment Options. For more information on the portfolios of Pacific Select Fund, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the accompanying supplement and the Pacific Select Fund prospectus. You should read the prospectuses carefully.
This supplement must be preceded or accompanied by the applicable prospectus referenced above, as supplemented.
Changes to the OpCap Small Cap Portfolio:
The OpCap Small Cap Portfolio has a new sub-adviser. Nicholas-Applegate Capital Management LLC (“NACM”) is the sub-adviser to OpCap Small Cap Portfolio, and currently manages the OpCap Small Cap Portfolio on an interim basis, pending full shareholder approval at a meeting of shareholders called for January 15, 2009 for shareholders of record on October 31, 2008.
The OpCap Small Cap Portfolio has changed its name to NACM Small Cap Portfolio. This new name reflects the change in name of the underlying portfolio of Premier VIT. Throughout the prospectus or supplement therefor, any reference to the OpCap Small Cap Portfolio, Variable Account or Variable Investment Option is changed to refer to the NACM Small Cap Portfolio, Variable Account or Variable Investment Option.
The following changes are effective February 1, 2009:
The Diversified Bond Portfolio has a new portfolio manager. Western Asset Management Company and certain of its affiliated companies will become the portfolio manager of the Diversified Bond Portfolio. The following replaces the information regarding the Diversified Bond Portfolio in the chart appearing in Your Variable Investment Options: Variable Investment Options:

PACIFIC SELECT FUND		THE PORTFOLIO’S MAIN	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	INVESTMENTS	MANAGER
Diversified Bond	Maximize total return consistent with prudent investment management.	Fixed income securities of varying qualities and terms to maturity of both U.S. and non-U.S. companies and derivatives relating to such securities or related indices.	Western Asset Management Companies
The Mid-Cap Value Portfolio will be added as an Investment Option. For more complete information on the Mid-Cap Value Portfolio, including a discussion of the portfolio’s investment techniques, risks associated with its investments, charges and expenses, see the accompanying Supplement to the Pacific Select Fund prospectus. No assurance can be given that a portfolio will achieve its investment objective. You should read the Supplement to the Pacific Select Fund carefully.
The American Funds Asset Allocation Portfolio will be added as an Investment Option. For more complete information on the American Funds Asset Allocation Portfolio, including a discussion of the portfolio’s investment techniques, risks associated with its investments, charges and expenses, see the accompanying Supplement to the Pacific Select Fund prospectus. No assurance can be given that a portfolio will achieve its investment objective. You should read the Supplement to the Pacific Select Fund carefully.
YOUR INVESTMENT OPTIONS is amended as follows:
The following is added to the chart appearing in Your Investment Options: Variable Investment Options:

PACIFIC SELECT FUND		THE PORTFOLIO’S MAIN	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	INVESTMENTS	MANAGER
Mid-Cap Value	Long-term capital appreciation.	Equity securities of mid-capitalization companies.	BlackRock Capital Management, Inc.

American Funds Asset Allocation Portfolio	High total return. (Preservation of capital over the long-term is of secondary importance.)	A master fund that invests in equity and fixed income securities of both U.S. and non-U.S. companies and in money market instruments.	Capital Research and Management Company
The following is added to Your Investment Options: Transferring Among Investment Options and Market-timing Restrictions: Transfers:
You may only make two (2) transfers in any calendar month to or from the American Funds Asset Allocation Portfolio.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
PART C: OTHER INFORMATION
Item 27. Exhibits

(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993.[1]

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[1]

(2)	Inapplicable

(3)	(a)	Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network)[1]

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers[1]

	(c)	Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.[3]

(4)	(a)	Flexible Premium Variable Life Insurance Policy[10]

	(b)	Accelerated Living Benefit Rider (form R92-ABR)[1]

	(c)	Policy Split Option Rider (form R03PSO)[1]

	(d)	Annual Renewable Term Rider Individual (form R07ARI)[10]

	(e)	Annual Renewable Term Rider — Last Survivor (form 07ARL)[10]

	(f)	Surrender Value Enhancement Rider — Last Survivor (form R07SEL)[10]

	(g)	Short Term No Lapse Guarantee Rider (form R02NL5)[11]

	(h)	Enhanced Policy Split Option Rider (form R03ESO)[1]

	(i)	Estate Preservation Rider (form R07EPR)[10]

(5)	(a)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire[9]

(6)	(a)	Bylaws of Pacific Life Insurance Company[1]

	(b)	Articles of Incorporation of Pacific Life Insurance Company[1]

	(c)	Restated Articles of Incorporation of Pacific Life Insurance Company[4]

	(d)	Bylaws of Pacific Life Insurance Company As Amended Effective September 1, 2005[4]

(7)	Form of Reinsurance Contract[1]

(8)	(a)	Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund[1]

	(b)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III[2]

	(c)	Service Contract with Fidelity Distributors Corporation[2]

	(d)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc.[3]

	(e)	Administrative Services Agreement with FAM Distributors, Inc.[2]

	(f)	Participation Agreement with T. Rowe Price Equity Series, Inc.[3]

	(g)	Administrative Services Agreement with T. Rowe Price Associates, Inc.[3]

	(h)	Participation Agreement with Van Eck Worldwide Insurance Trust[3]

	(i)	Service Agreement with Van Eck Securities Corporation[2]

	(j)	Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company[3]

	(k)	Participation Agreement with Janus Aspen Series[5]

	(l)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC[5]

	(m)	Administrative Services Agreement with Janus Distributors LLC[5]

	(n)	Participation Agreement with Lazard Retirement Series, Inc.[5]

	(o)	Service Agreement with Lazard Asset Management Securities LLC[5]

	(p)	Participation Agreement with Legg Mason Partners III[5]

	(q)	Service Agreement with Legg Mason Investor Services, LLC[5]

	(r)	Participation Agreement with MFS Variable Insurance Trust[5]

	(s)	Service Agreement with Massachusetts Financial Services Company[5]

	(t)	Participation Agreement with Premier VIT[5]

	(u)	Service Agreement with OpCap Advisors LLC[5]

	(v)	Participation Agreement with XTF Advisors Trust[5]

	(w)	Service Agreement with XTF Advisors L.P.[5]

	(x)	Form of Amendment to Participation Agreement[6]

	(y)	Form of Amendment to Service Agreement[7]

	(z)	Form of Amendment to Service Contract[8]

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered[10]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a)	Consent of Independent Registered Public Accounting Firm[11]

	(b)	Consent of Independent Auditors[11]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures[10]

[1]	Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

[2]	Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 via EDGAR on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

[3]	Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

[4]	Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 via EDGAR on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150.

[5]	Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

[6]	Filed as Exhibit 8(y) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[7]	Filed as Exhibit 8(z) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[8]	Filed as Exhibit 8(aa) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[9]	Filed as part of Registration Statement on Form N-6 via EDGAR on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513.

[10]	Filed as part of Registration Statement on Form N-6 via EDGAR on August 14, 2008, File No. 333-153022, Accession Number 0000892569-07-001136.

[11]	Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 via EDGAR on November 6, 2008, File No. 333-153022, Accession Number 0000892569-08-001447.

Item 28. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

James T. Morris	Chairman of the Board, President and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
Michael A. Bell	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Denis P. Kalscheur	Vice President and Treasurer
Brian D. Klemens	Vice President and Controller

The address for each of the persons listed above is as follows:
700 Newport Center Drive
Newport Beach, CA 92660
Item 29. Persons Controlled by or Under Common Control with Pacific Life Insurance Company (Pacific Life) Pacific Select Exec Separate Account.
Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).
PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
Kierland One, LLC	Delaware	100
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.#	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Life Fund Advisors LLC +	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C.#	Delaware	100
College Savings Bank	New Jersey	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	UK	100
Pacific Life Re Services Limited	UK	100
Pacific Life Re Limited	UK	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition Corporation V	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG International Ltd.	Bermuda	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland IV Ltd.	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Investment Capital Partners LLC	Delaware	50
MAPF Holdings LLC	Delaware	23 (approx.)
ACG Acquisition VI LLC	Nevada	100
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition Ireland Limited	Ireland	50
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisitions (Bermuda) Ltd.	Bermuda	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Acquisition 30746 LLC	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 34 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACGFS LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aviation Services (Bermuda) Ltd.	Bermuda	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1	Delaware	100
BAHC (Bermuda) One Limited	Bermuda	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30286 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition 3141 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
ACG Trust 2006-1 Holding LLC	Delaware	100
ACG Funding Trust 2006-1	Delaware	100
ACG Capital Partners LLC	Delaware	50
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Acquisition 30288 LLC	Delaware	100
ACGCP Acquisition 979 LLC	Delaware	100

# = Abbreviated structure

+ = A Division of Pacific Life Fund Advisors LLC does business as Pacific Asset Management

Item 30. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31. Principal Underwriters

(a)	Other Activity.

PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account of Pacific Life, Pacific Select Variable Annuity Separate Account of Pacific Life, Pacific Corinthian Variable Separate Account of Pacific Life, Separate Account A of Pacific Life, Separate Account B of Pacific Life, Pacific Select Exec Separate Account of PL&A, Separate Account A of PL&A and Pacific Select Fund.

(b)	Management.

Name	Positions and Offices with Underwriter

Adrian S. Griggs	Director, SVP, Chief Financial Officer
Gerald W. Robinson	Director, Chairman, Chief Executive Officer
Michael A. Bell	Director, EVP
Dewey Bushaw	SVP
Robert C. Hsu	SVP, Chief Information Officer
Richard J. Schindler	SVP
Edward R. Byrd	SVP
Martha A. Gates	SVP
Thomas Gibbons	VP, Tax
Brian D. Klemens	VP, Treasurer
Audrey L. Milfs	VP, Secretary
Alyce F. Peterson	VP
Gail Cobin Moscoso	VP
S. Kendrick Dunn	AVP, Compliance
Jane M. Guon	AVP, Assistant Secretary
Gail H. McIntosh	Assistant Secretary
Julia C. Mckinney	Assistant Secretary
Michael T. McLaughlin	Assistant Secretary
Cheryl L. Tobin	Assistant Secretary
Stephen J. Toretto	Assistant Secretary

The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

(c)	Compensation from the Registrant.

(1)	(2)	(3)	(4)	(5)
Compensation on
Events Occasioning
Name of	Net Underwriting	the Deduction of a	Brokerage	Other
Principal Underwriter	Discounts and Commissions	Deferred Sales Load	Commissions	Compensation

PSD	N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 12th day of December, 2008.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ James T. Morris

James T. Morris
Chairman of the Board, President and Chief Executive Officer

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Name	Title	Date

/s/ James T. Morris James T. Morris	Chairman of the Board, President and Chief Executive Officer	December 12, 2008

/s/ Khanh T. Tran Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer	December 12, 2008

/s/ Sharon A. Cheever Sharon A. Cheever	Director, Senior Vice President and General Counsel	December 12, 2008

/s/ Audrey L. Milfs Audrey L. Milfs	Director, Vice President and Corporate Secretary	December 12, 2008

/s/ Michael A. Bell Michael A. Bell	Executive Vice President	December 12, 2008

/s/ Edward R. Byrd Edward R. Byrd	Senior Vice President and Chief Accounting Officer	December 12, 2008

/s/ Denis P. Kalscheur Denis P. Kalscheur	Vice President and Treasurer	December 12, 2008

/s/ Brian D. Klemens Brian D. Klemens	Vice President and Controller	December 12, 2008